Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense, including impairments	$ 8,083	$ 7,619	$ 5,348
Impairment loss on furniture and equipment, leasehold improvements and computer equipment		1,285
Government grant, related to certain capital expenditures	1,578
Property and equipment with carrying value pledged as collateral to secure long term debt	$ 7,828	$ 1,777